California Investment Trust
                        44 Montgomery Street, Suite 2100
                         San Francisco, California 94104
                            Telephone (800) 225-8778
                            Internet www.caltrust.com

January 9, 2003

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  California Investment Trust
     File Nos. 33-499
               811-4417

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 26 to the Trust's registration statement on Form N-1A and (ii) the text of Post-Effective Amendment No. 26 has been filed electronically.

Very truly yours,

/s/ Stephen C. Rogers

Stephen C. Rogers
Principal Executive Officer